Note 25 - Subsequent Events (Details) $ / shares in Units, $ in Thousands								3 Months Ended
	Feb. 29, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 27, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 10, 2024 USD ($)	Jan. 02, 2024 $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022
Number of Dry-bulk Vessels									42	45
Subsequent Event [Member]
Number of Vessels Under Sale and Bareboat Agreement					2
Amount Chartered Back to Sellers, Under Bareboat Charter Agreements					$ 32,500
Subsequent Event [Member] | Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, February 2024 [Member]
Number of Dry-bulk Vessels	1
Payments to Acquire Lease Receivables	$ 14,600
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years
Subsequent Event [Member] | Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, February 2024, 2 [Member]
Number of Dry-bulk Vessels	1
Payments to Acquire Lease Receivables	$ 6,325
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years
Subsequent Event [Member] | Refinance Term Loan for Merida, Bermondi, Titan I and Uruguay [Member]
Repayments of Long-Term Debt			$ 4,788	$ 5,400		$ 5,797
Subsequent Event [Member] | Hunting License Loan Agreement with 15 Companies [Member]
Repayments of Long-Term Debt		$ 6,125				$ 5,128
Subsequent Event [Member] | Loan Agreement with 11 Companies [Member]
Repayments of Long-Term Debt			$ 5,844
Subsequent Event [Member] | Loans Agreements 11 NML Subsidiaries [Member]
Proceeds from Issuance of Debt								$ 95,095
Subsequent Event [Member] | Series B Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares							$ 0.476563
Dividends Payable, Date Declared							Jan. 23, 2024
Dividends Payable, Date to be Paid							Jan. 16, 2024
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares							$ 0.53125
Dividends Payable, Date Declared							Jan. 23, 2024
Dividends Payable, Date to be Paid							Jan. 16, 2024
Dividends Payable, Date of Record							Jan. 12, 2024
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares							$ 0.546875
Dividends Payable, Date Declared							Jan. 23, 2024
Dividends Payable, Date to be Paid							Jan. 16, 2024
Dividends Payable, Date of Record							Jan. 12, 2024
Subsequent Event [Member] | Series E Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares							$ 0.554688
Dividends Payable, Date Declared							Jan. 02, 2024
Dividends Payable, Date to be Paid							Jan. 16, 2024
Dividends Payable, Date of Record							Jan. 12, 2024
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares							$ 0.115
Dividends Payable, Date Declared							Jan. 02, 2024
Dividends Payable, Date to be Paid							Feb. 07, 2024
Dividends Payable, Date of Record							Jan. 22, 2024